LAWLER & ASSOCIATES

a professional law corporation

1530 - 9th Avenue, S.E.

Calgary, Alberta T2G 0T7

Telephone: 403-693-8014

Facsimile: 403-272-3620

W. Scott Lawler, Esq.

   Admitted in California

February 25, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Attention: Ms. Elaine Wolff – Branch Chief

Re:

PANOSHAN MARKETING CORP

Amendment No. 2 to Registration Statement on Form F-1

Filed December 27, 2004

Registration No. 333-118576

Dear Ms. Wolff:

This letter provides responses to your comment letter regarding the above-referenced filing. Emission Differentials Ltd. has filed Amendment No. 2 to its registration statement on Form F-1, which has been revised in accordance with your comment letter, as indicated by each response below.

Please find enclosed herewith three (3) courtesy, clean copies of Amendment No. 2 as well as three (3) marked copies of Amendment No. 2 which tracks the changes made since the filing of Amendment No.1.

General

Comment

1.

Please tell up supplementally whether Puroil is a registered broker/dealer.  If not, please provide us with an analysis as to why Puroil’s activities would not require that it register as a broker/dealer under Section 15(a) of the Securities Exchange Act of 1934 or tell us what exception or exemption from registration it is relying upon.

Generally, Section 15(a) of the Exchange Act makes it unlawful for a broker or dealer “to effect any transactions in or to induce or attempt to induce the purchase or sale of, any security (other than an exempted security or commercial paper, bankers’ acceptances, or commercial bills) unless such broker or dealer is registered” with the Commission pursuant to Section 15(b) of the Exchange Act.  Unless an exception or an exemption applies, under Section 3(a)(4) of the Exchange Act, “any person engaged in the business of effecting transactions in securities for the account of others,” is a “broker” and under Section 3(a)(5) of the Exchange act, “any person engaged in the business of buying and selling securities for such person’s own account through a broker or otherwise,” is a “dealer”.  Effecting transactions in securities includes participating in such transactions “at key points in the chain of distribution.”  Such participation includes, among other activities, assisting an issuer to structure prospective securities transactions, helping an issuer to identify potential purchasers of securities, and soliciting securities transactions.  Factors indicating that a person is “engaged in the business” of effecting securities transactions include, among others, receiving compensation related to transactions in securities.  Please tell us to what extent, if any, Puroil is involved in the activities noted above.

Response

Puroil is not in the business of effecting transactions in securities for the accounts of others in any fashion and therefore would not be deemed to be a broker under Exchange Act. Puroil is in the business of providing capital to and managing start-up companies. In regards to providing management assistance to start-up companies, Puroil provides advice regarding the structure of equity financings.

Comment

1.

We have reviewed your response to Comment No. 3 from our initial comment letter in which we requested an analysis as to why Puroil is not an investment company pursuant to the Investment Company Act of 1940.  Your response focused exclusively on the definition of an investment company found in Section 3(a)(1)(A) and (B) of the 40 Act.  Please separately provide an analysis as to why Puroil is not an investment company pursuant to Section 3(a)(1)(C) of the 1940 Act which focuses on the nature of the assets held by Puroil.

Response

Section 3(b)(1) of the Investment Company Act of 1940 (the “1940 Act”) provides that any issuer primarily engaged in a business other than that of investing, reinvesting, owning, holding, or trading in securities is not an investment company notwithstanding paragraph (1)(C) of Section 3(a) of the 1940 Act. As stated above in response to comment #1, Puroil’s business primarily consists of capitalizing and managing start-up companies. Therefore, the exemption provided by Section 3(b)(1) is applicable to Puroil.

Comment

2.

Where you discuss Puroil’s business, please also disclose the following:

•

The names of the other subsidiaries of Puroil, the date of formation of such subsidiaries and how Puroil has come to its current relationship and ownership position with each of these companies; and,

•

The extent to which Puroil has committed to provide capital to Panoshan and the extent to which Panoshan is dependent upon the Management Agreement with Puroil.

Response

We have added the disclosure requested by this comment.

Cover Page

Comment

1.

We refer to the initial sentence on the cover page that all of the securities being registered are being offered by Puroil.  Please revise to indicate that the shares underlying the warrants are being offered by Panoshan.  Please make corresponding changes in the fifth paragraph to clarify that the registration statement does not cover the registration and distribution by Puroil of the shares underlying the warrants.

Response

We have made the changes requested by this comment. Please note that we have changed the description of the securities being offered. The shares and the warrants were issued as units and such securities are being registered, distributed and resold as “Units.” This change has been noted throughout the document.

Comment

2.

The second and fourth paragraphs on the cover page appear to be largely duplicative.  Please revise to combine these two paragraphs.

Response

We have deleted the second paragraph on the cover page.

Comment

3.

We refer to your disclosure regarding your intention to apply for quotation on the over-the-counter bulletin board.  Please revise to indicate that a market maker would have to apply on the company’s behalf in order to have the common stock quoted on the over-the-counter bulletin board.

Response

We have made the revision noted by this comment.

Comment

4.

Your summary as written is very difficult to read since each paragraph appears to discuss separate and disjointed information.  Please revise the summary so that it can be easily read and understood and combine the information in the summary with the information in the Q&A’s on page 4.  For example, there is no clear discussion of the nature of the proposed offering until page 2 and the Q&A’s.  In addition, you use defined terms such as “Offered Securities” without first defining them.  Finally, your summary contains very little information about the registrant, Panoshan Marketing Corp.

Response

We have made the revisions requested by this comment.

Comment

5.

We have reviewed your response to Comment No. 23 from our initial comment letter, and we re-issue the comment.  Specifically, we asked why you believe that the negotiations between Puroil and the Class C stockholders were conducted at arms-length.  We do not understand your response that Mr. Durward was negotiating with a class of stockholders that had not yet been constituted.  It appears that these same individuals and entities were already Class C Preferred stockholders of Puroil at the time of the negotiations.  If true, please tell us why you believe this existing relationship had no impact on the arms-length nature of the negotiations.  As part of your response, please tell us the nature of the affiliations, if any, between Puroil, Mr. Durward and the individual Class C Preferred stockholders.

Response

Mr. Durward was negotiating with a group of prospective investors who were contemplating an investment in Puroil’s Class C Preferred Stock. At the time of the negotiations, all but 3 of the prospective investors did not own any securities of Puroil; the 3 that did own securities of Puroil at the time of the negotiations owned common shares of Puroil which represented less than 1% of the total outstanding common shares of Puroil. Once the parties agreed on the terms of the Class C Preferred Stock, the sale was completed. Therefore, the Class C shareholders were not affiliated with Puroil during the time that the terms of the preferred stock were being negotiated, except for the few investors that held a small amount of common shares.

Puroil and Panoshan agree that describing the negotiations as “arms-length” is therefore correct and accurate and that it would be misleading to describe it otherwise.

Comment

6.

Please revise your disclosure in the fourth and fifth paragraphs to move the information from page 2 regarding the ratio of shares of Panoshan to be distributed to Class C Preferred stockholders and common stockholders of Puroil and to eliminate the redundant disclosure.

Response

We have deleted the fourth paragraph and moved the fifth paragraph to the next page.

Comment

7.

We refer to your statement that “the Company relies solely on Mr. Durward to determine the necessary time required and when that time is required.”  Please disclose that, despite having no commitment to provide time or services to Panoshan, that Puroil receives a monthly consulting fee of $1,000 and sales commissions of 20%.

Response

We disagree with the comment that Puroil has no commitment to provide time or services. The Management Agreement filed as Exhibit 10.2 to the registration statement provides that Puroil will provide various services. The agreement does not provide for a minimum or maximum number of hours that Puroil must provide such services and this has in effect been disclosed by the existing statement in paragraph referred to by this comment that Mr. Durward solely determines the necessary time required.

We have added the terms of the compensation to Puroil under the agreement.

Comment

8.

Please combine the information found under the heading, “Summary,” on page 2 with the information found under the heading, “Summary,” on page 1 and eliminate the redundant disclosure.

Response

We have made the revisions noted by this comment.

Summary Financial Information, page 3

Comment

9.

In your next amendment, expand your summary financial information to include any interim periods for which financial statements are presented.  Refer to Item 3.A.1 of Form 20-F.

Response

Item 3.A.1 of Item Form 20-F requires the provision of summary financial data for interim periods if interim period financial statements are included in the filing. Item 8.A.5 of Form 20-F states that unaudited interim financial statements are to be provided if the document is dated more than 9 months after the last audited financial year.

The date of the registration statement is currently less than the date of the audited financial statements, which is June 30, 2004. Therefore, interim financial statements are not required and the summary financial information does not need to be updated for any interim period.

Questions and Answers Regarding This Distribution

Comment

Q3:

Why is Puroil Technology effecting the Distribution? page 4.

10.

Please revise here and throughout to disclose that a public market in Panoshan shares will benefit Mr. Durward, and disclose the ownership interest that Mr. Durward has directly and indirectly in Panoshan and Puroil.

Response

It is unclear why this disclosure should be made. Mr. Durward, following the distribution by Puroil, Mr. Durward will directly own 550,400 of the 5,400,000 Units. Mr. Durward will not directly or indirectly own any other Units or securities of Panoshan following the distribution by Puroil. Following the distribution by Puroil, Puroil will not directly or indirectly own any securities of Panoshan. The benefit that will accrue to Mr. Durward by virtue of a public market existing for the shares of Panoshan will be the same benefit enjoyed by all other shareholders of Puroil. Therefore, focusing on this benefit to him appears irrelevant. Moreover, there are 5 other shareholders of Puroil that will receive more Units from the distribution than Mr. Durward and pointing out his benefit from a public market seems out of place compared to the benefit held by the larger shareholders.

Comment

Q4:

What is the tax effect of the Distribution? page 4

11.

In light of the fact that Puroil has no current or accumulated earnings and profits, please disclose the effect this has on shareholders who receive common stock in the distribution.  Your current answer to the question fails to discuss what the actual tax effect will be to stockholders.

Response

We have added in answer Q4 the disclosure referred to in this comment.

Risk Factors

Comment

Lack of management experience in the proposed business of Panoshan may result in unsatisfactory performance or complete failure of Panoshan, which may result in the loss of your investment, page 5.

12.

Please clarify whether management has “limited” experience marketing products to foreign companies as you state in the risk factor discussion or a “lack” of experience in marketing products to foreign companies as you state in the risk factor heading.

Response

The sentence has been revised to state that management “lacks” experience marketing products to foreign companies.

Comment

Our business may not generate sufficient revenues and profits to cover expected expenditures in the foreseeable future.  Additional funds may be needed and may not be available under reasonable terms, or at all. Page 5.

13.

Please quantify your capital needs for the next twelve months in order to achieve your business plan.

Response

We have added the disclosure requested by this comment in the first paragraph of this risk factor.

Comment

Other companies are already engaged in our proposed business and we expect that more companies may enter this market in the future as the potential becomes evident, which may make it difficult for us to compete or survive, page 6.

14.

Your discussion under this heading focuses exclusively on the types of companies that may enter your industry.  Please also include a discussion of the competitive environment that currently exists.  In this regard, we note your statement that other companies are currently engaged in your proposed business.

Response

We have added the disclosure requested by this comment as a second paragraph to this risk factor.

Comment

There is no market for the common stock and none may ever develop, so any investor may lack a market for and liquidity in the shares, page 8.

15.

Please disclose that there are no listing standards for companies who securities trade on the Pink Sheets.

Response

We have added the disclosure requested by this comment as a new concluding sentence to this risk factor.

Comment

Potential future sales pursuant to Rule 144 could result in significant additional numbers of shares being available for sale on the open market which could have a depressing effect upon the price of our common stock, should a market for the stock ever develop, page 8.

16.

Please disclose when the shares held by affiliates (all of your shares except for the shares to be distributed by this prospectus) will be eligible to be resold under Rule 144 subject to volume and manner of sale limitations.

Response

We have added the disclosure requested by this comment as a new second paragraph to this risk factor.

Use of Proceeds, page 10

Comment

17.

Please expand your disclosure to describe the intended uses of proceeds received as a result of potential exercises of warrants.  “General corporate working capital” does not provide sufficient detail to investors.

Response

Panoshan currently does not have any specific plans for the use of warrant exercise price, in the event that the warrants are actually exercised and funds are received. Moreover, a description as to how the funds would be used could be read as a false inference that Panoshan expects that the warrants will be exercised.

Determination of Offering Price, page 10.

Comment

18.

Please revise to list the factors you used in arriving at the $0.10 price for resales of your common stock.  We note your statement that a factor was, “the risk associated with the funding of a start-up company as perceived by Puroil’s management”; however, this appears to indicate that Puroil, not Panoshan, determined the offering price.  In addition, was the sole determinant in arriving at the offering price the fact that selling shareholders would receive, in the aggregate, a premium over the amount provided by Puroil?  Please revise or advise.

Response

We have revised this section as requested by this comment.

Selling Shareholders, page 11

Comment

19.

We note from your response to Comment No. 59 that you have aggregated the common shares, the warrants and common shares underlying the warrants under one heading, “Units.”  Since there is no discussion of this in the prospectus, your current disclosure is confusing to investors.  Please revise to provide information as to the specific securities held by each selling stockholder.

Response

The previous description of the securities offered by this prospectus was inaccurate. The securities are in fact “units” – the warrants were issued with the shares and were considered as “units” in the issuance. We have revised the document throughout to correct this mistake.

Comment

20.

Please identify which selling stockholders are Series C Preferred stockholders of Puroil.

Response

We have identified the selling shareholders that are Class C Preferred Stockholders of Puroil in the selling shareholders list.

Comment

21.

Please revise the column heading “Units Held Post-Distribution” to clarify that these are the shares that will be held after the sale of these shares by these selling shareholders as distinguished from the amount to held after these shares have been distributed to them by Puroil.  In addition, please revise to fill in the column entitled, “% of Outstanding Shares Held” based on the disclosure you have provided on page 36 regarding the Series C Preferred stockholders.

Response

We have revised the column headings from “Units Held Pre-Distribution” to “Units Held Pre-Resale” and from “Units Held Post-Distribution” to “Units Held Post-Resale”.

We are unclear as to the meaning of the second part of this comment.

Plan of Distribution, page 14

Comment

22.

We note your response to Comment No. 63; however, we note that a reference to Class A preferred stock remains on the top of page 14.  Please revise.

Response

We have correct the typographical error pointed out by this comment.

Comment

23.

We refer to your statement that Class C Preferred stockholders will receive 5,400 shares of Panoshan common stock for each Class C Preferred share held.  This does not appear to be consistent with your disclosure on page 2 that the ratio will be 800 shares of Panoshan common stock for each share of Class C Preferred stock held.  Please revise.

Response

We have corrected this inconsistency – the correct ratio is 800 shares of Panoshan common stock for each share of Class C Preferred Stock.

Material Relationships, page 15

Comment

24.

Please disclose that not only do you and SRI have a common director, but that your President is also the President of SRI.

Response

We have added the disclosure requested by this comment.

Directors, Executive Officer, Promoters and Control Persons, page 17

Comment

25.

We note the statement that Mr. Kolacy has served as Administrative Vice President for CanAm Capital Corporation, where he oversees all administrative functions of Panoshan.  Please revise to describe the nature of the business of CanAm Capital and the relationship, including contracts, with Panoshan.

Response

We have corrected this disclosure and added the description requested by this comment.

Description of Securities, page 19

Comment

26.

We note that the company has the right to redeem any or all of the outstanding shares held by shareholders at an amount fixed by resolution of the Board of Directors at the time that the shares were issued.  Please disclose the Redemption Amount of the shares subject to this registration statement.

Response

Panoshan’s right to redeem its securities is restricted to only the Preferred Non-Voting Shares. Paragraph (e) of the description of the rights, privileges and restrictions attached to the Preferred Non-Voting Shares states that the Redemption Amount shall be set by the Board of Directors at the time of the issuance of such shares. To date, the no such shares have been issued and therefore no Redemption Amount has been set.

Comment

27.

It appears that the redemption provisions outlined in this section may constitute an issuer tender offer.  Please provide us with an analysis of the applicability of the issuer tender offer rules found in Rule 13c-4 and Section 14E of the Securities Exchange Act of 1934 to your redemption program.

Response

Since, as stated in response to comment #29 above, no Preferred Non-Voting Shares have been issued, and may never be issued, and the Redemption Amount has not been set, it is premature to conclude that Panoshan has, or ever will have, a “redemption program” referred to in this comment.

Description of Business

Comment

28.

Please disclose the owner of the United States patent on the PC Weasel and indicate whether the owner is affiliated with SRI or Panoshan as well as the nature of the affiliation, if any.

Response

We have added disclosure to the sentence referred to in this comment that the patent owner is Server Researches Incorporated.

The Marketing License Business, page 30

Comment

29.

Please tailor the disclosure found in the bullet points under this heading to your proposed business.  We note, for example, that the definition of the Channel Marketing method that you provide indicates that this is typically undertaken by unrelated parties.

Response

We have revised the definition of Channel Marketing.

Comment

30.

We have had an opportunity to review the www.realweasel.com website.  Currently, there is no mention of Panoshan as a distributor of the PC Weasel product.  Please advise us as to the reasons for this omission.

Response

Panoshan does not intend to market the PC Weasel product until after the effective date of the Form F-1 and thus is currently not mentioned on the realweasel website.

Comment

31.

Please clarify whether the license you received from SRI grants you the exclusive rights to market the PC Weasel product in Asia.

Response

We have clarified that Panoshan has the exclusive distribution rights in Asia.

Marketing Trends in the High Tech Environment and Related Risks, page 33

Comment

32.

Please clarify whether the “hit ratio” merely refers to the percentage of responses that were received or whether it refers to any other measurement.  In addition, please briefly discuss the contents and results of the survey.  Finally, clarify whether the recipients of the survey are all purchasers of the PC Weasel.  Your description of them as “previous customers” is unclear since Panoshan has not yet commenced operations.

Response

We have made the revisions and added the disclosures requested by this comment.

Management’s Discussion and Analysis, page 35

Comment

33.

We note your statement that the company has approximately $40,000 in cash and monthly fees of approximately $1,500 which enables it to operate for the next twelve months without raising additional capital.  This does not appear to take into account the approximately $30,000 that will be paid in connection with this offering.  In addition, this does not appear to be consistent with your disclosure on page 28 that you estimate your monthly operating costs to be approximately $25,000 commencing in November 2004.  Please revise to address this apparent inconsistency and to include the offering expenses in your discussion of your capital needs for the next twelve months in order to achieve your business plan.

Response

Of the $30,000 of offering expenses, Panoshan has already paid for $20,000, leaving only $10,000 to be paid from existing cash. We have added this clarification in the first paragraph of this section.

We have revised the disclosure on page 28 by making it clear that increased rate of expenses does not occur until after the date of the prospectus.

Comment

34.

Tell us how the items that you have listed on page 35 are critical accounting estimates that bear the risk of change because, for example, of uncertainty associated with the estimate or difficulty in valuing or measuring such item.  Based on your response and items list, you may no currently have any critical accounting policies.  Please advise or revise as appropriate.

Response

We have deleted the items referred to in this comment.

Comment

35.

Please disclose whether you plan to open any offices in Asia in order to market the PC Weasel or discuss how you intend to effectively market the product without offices in Asia.

Response

We have added a new paragraph immediately prior to the Milestones in response to this comment.

Executive Compensation, page 37

Comment

36.

Please disclose whether you have any employment agreements.  Further, we note your statement that no executive officer or director is expected to earn in excess of $50,000 in the near future.  Please revise to explain what you mean by near future.

Response

We have provided the disclosure and made the revision noted by this comment in the first paragraph of this section.

Notes to Financial Statements

Comment

Note 1. – Organization and summary of significant accounting policies, page F-8

37.

Expand your policy related to your accounting for the valuation of intangible assets to indicate that SFAS 142 requires that acquired intangible assets shall be initially recognized at fair value.  Additionally, please disclose your accounting for the marketing rights purchased from SRI as stated in your response.

Response

Panoshan has expanded its accounting policy as requested by this comment.

Exhibits

Comment

38.

We re-issue Comment No. 91 from our initial comment letter.  We are unable to locate your Bylaws on EDGAR.  Please revise or advise.

Response

The electronic copy of the signed bylaws has been filed with Amendment No. 3 and three (3) copies of the signed bylaws have been included herewith.

Comment

39.

We refer to the Marketing Rights Agreement, the Management Agreement and the Postponement Agreement that you filed as exhibits to the registration statement.  It does not appear that any of the agreements were filed in executed form.  Please re-file executed copies of the agreements.

Response

Conformed copies of the signed agreements have been filed with Amendment No. 3 to the F-1.

Comment

40.

Please file your legal opinion as an exhibit to the registration statement or provide us with a copy of the draft opinion so that we have an opportunity to review it.

Response

The electronic copy of the legal opinion has been filed as Exhibit 5 to Amendment No. 3 and three (3) copies of the opinion have been included herewith.

I look forward to working with you on bringing this registration statement effective. If you have any questions regarding the foregoing, please do not hesitate to contact me.

Sincerely,

W. Scott Lawler, Esq.

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